Related Party Transactions (Details Narrative)	9 Months Ended	12 Months Ended
	May 31, 2016 USD ($) ft²	Aug. 31, 2015 USD ($)	Aug. 31, 2014 USD ($)
Accrued interest	$ 8,281	$ 3,896	$ 2,730
Area of land utilizes | ft²	1,800
Notes payable-related party	$ 164,734
Debt instruments interest rate	4.00%	4.00%	4.00%
Debt instruments maturity date	Mar. 21, 2017	Mar. 21, 2017	Mar. 21, 2017
E-Wiz solutions, LLC [Member]
Payment of billed amount	$ 27,000	$ 38,800